Loans and Advances - Summary of Loans and Advances (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Loans and advances at amortized	¥ 121,716,465	¥ 111,891,134
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net	(490,655)	(388,579)
Less: Allowance for loan losses	(979,000)	(864,114)
Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances at amortized	123,186,120	113,143,827
Less: Allowance for loan losses	(979,000)	(864,114)	¥ (993,054)
Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Less: Allowance for loan losses	(979,000)	(864,114)
12-month ECL [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances at amortized	118,405,545	108,254,496
Less: Allowance for loan losses	(196,325)	(187,455)	(162,919)
12-month ECL [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Less: Allowance for loan losses	(196,325)	(187,455)
Lifetime ECL not credit-impaired [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances at amortized	3,442,131	3,718,669
Less: Allowance for loan losses	(257,542)	(240,494)	(247,020)
Lifetime ECL not credit-impaired [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Less: Allowance for loan losses	(257,542)	(240,494)
Lifetime ECL credit-impaired [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances at amortized	1,338,444	1,170,662
Less: Allowance for loan losses	(525,133)	(436,165)	¥ (583,115)
Lifetime ECL credit-impaired [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Less: Allowance for loan losses	¥ (525,133)	¥ (436,165)